Income Tax - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Current tax expense:
Federal	$ 25,022	$ 49,178	$ 16,326
State	3,905	3,856	987
Foreign	(10,346)	48,075	36,020
Current tax expense	18,581	101,109	53,333
Deferred income tax expense:
Federal	14,822	1,568	26,302
State	3,606	1,206	3,568
Foreign	70,986	3,515	12,368
Deferred tax expense	89,414	6,289	42,238
Provision for income taxes	$ 107,995	$ 107,398	$ 95,571